Shareholder Fees	0 Months Ended
Sep. 04, 2012
(WFA International Equity Funds - Retail (A, C)) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA International Equity Funds - Retail (A, C)) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA International Equity Funds - Retail (A, C)) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA International Equity Funds - Retail (A, C)) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.